DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

NOTE 21 – DISCONTINUED OPERATIONS

On December 30, 2022, in light of the deterioration of the crypto and mining machine market conditions, the Board of Directors of the Company approved to withdraw from the mining machine business and dispose of the business to Getworks Co., Ltd. The disposal transaction was closed on January 23, 2023 and the Company does not expect to have any continuing involvement in the mining machine business subsequent to the closing. The disposition of the mining machine business represented a strategic shift that has or will have a major effect on the Company’s operations and financial results. Accordingly, all results of the mining machine business have been removed from continuing operations and presented as discontinued operations in our consolidated statements of operations and comprehensive income for all periods presented. Additionally, all assets and liabilities of the mining machine business have been presented separately as assets and liabilities of discontinued operations in the accompanying consolidated balance sheets as of December 31, 2022 and 2021. In connection with the held for sale classification, the Company recognized an impairment of JPY258,760, partially offset by a deferred tax benefit of JPY59,408 on the remeasurement of the disposal group held for sale, which has been included in discontinued operations in the accompanying consolidated statement of operations and comprehensive income for the year ended December 31, 2022.

The following table presents financial results from discontinued operations, net of income taxes in our consolidated statements of operation and comprehensive income for the period indicated:

	For the Years Ended
	December 31,
	2022	2021	2020

Revenues, net	993,770	-	-
Cost of revenues	(478,516)	-	-
Gross profit	515,254	-	-

Operating expenses
Selling, general and administrative expenses	(136,286)	-	-
Impairment loss	(258,760)	-	-
Total operating expenses	(395,046)	-	-

Income from discontinued operations before income taxes	120,208	-	-
Income tax expense	(41,580)	-	-
Income from discontinued operations, net of income taxes	78,628	-	-
Net loss from discontinued operations attributable to noncontrolling interests	(9,895)	-	-
Income from discontinued operations attributable to SYLA Technologies Co., Ltd.	88,523	-	-

The following table presents the aggregate carrying amounts of the assets and liabilities of discontinued operations of the mining machine business in the consolidated balance sheets as of the date indicated:

	As of December 31,
	2022	2021
ASSETS OF DISCONTINUED OPERATIONS
Current assets
Accounts receivable	2,762	-
Inventories	66,828	51,748
Other current assets	11,437	-
Property, plant and equipment, net	25,713	-
Intangible assets, net	154,574	-
Goodwill	8,046	-
Total current assets	269,360	51,748

Non-current assets
Intangible assets, net	-	171,749
Goodwill	-	8,046
Total non-current assets	-	179,795

Total assets of discontinued operations, gross	269,360	231,543
Less: impairment of disposal group*	(258,760)	-
Total assets of discontinued operations, net	10,600	231,543

LIABILITIES OF DISCONTINUED OPERATIONS
Current liabilities
Accounts payable	3,308	-
Total current liabilities	3,308	-

Non-current liabilities
Other liabilities	-	59,408
Total non-current liabilities	-	59,408

Total liabilities of discontinued operations	3,308	59,408

*	In connection with the discontinued operation of mining machine business, the Company measured the disposal group at its fair value less costs to sell and accordingly recorded impairment of JPY258,760 in the fourth quarter of 2022.